Revenue - Schedule of Transmission Concession Contract (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Construction and upgrades revenue	R$ 242	R$ 407	R$ 252
Construction and upgrades costs	(172)	(291)	(183)
Margin	R$ 70	R$ 116	R$ 69
Mark-up (%)	40.70%	39.86%	37.40%
Operation and maintenance revenue	R$ 373	R$ 413	R$ 355
Operation and maintenance cost	(292)	(287)	(235)
Margin	R$ 81	R$ 126	R$ 120
Mark-up (%)	27.74%	43.90%	50.88%